GOODWILL (Tables)	12 Months Ended
Mar. 31, 2017
GOODWILL
Schedule of changes in carrying amounts of goodwill

	As of March 31,
	2016	2017
Gross amount:
Beginning balance	$97,635	$134,239
Additions for the year by acquisitions of
Beijing Bohui	—	4,777
Beijing Tianzhikangjian	15,542	—
Xi’an iKang	7,415	—
Yinchuan Ciming	4,406	—
Yantai Hongkang	3,690	—
Wuhan Xiandai Sunny	3,131	—
Chengdu Ommay	2,853	—
Shangdong Ciming	2,361	—
Guizhou Winstar	725	—
Exchange difference	(3,519)	(6,589)

Ending balance	134,239	132,427

Accumulated impairment loss:
Beginning balance	25,534	25,400
Exchange difference	(134)	(210)

Ending balance	25,400	25,190

Goodwill	$108,839	$107,237